Capital and Reserves - Disclosure of Information About Stock Option Activity (Details) - shares	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Capital And Reserves
Options outstanding at beginning of year		76,800	82,800
Forfeited during the year			(6,000)
Expired during the year		(76,800)
Options outstanding and exercisable at the end of year			76,800